Related and Interested Parties (Narratives) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2017 USD ($) BCM	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Explanation of relationships between parent and subsidiaries			Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as controlling shareholders jointly of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). As of December 31, 2023, Millenium holds approximately 44.71% of the issued share capital (and 45.14% of the voting rights) in Israel Corp., which holds as of December 31, 2023, approximately 43.98% of the voting rights and approximately 43.15% of the issued share capital, of the Company. To the best of Israel Corp.’s knowledge, Millenium is held by Mashat (Investments) Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 84.73% and 15.27% holding rates in the issued share capital, respectively. Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is wholly owned subsidiary of the Liberian company, (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is wholly owned by XT Holdings Ltd. (“XT Holdings”). To the best of Israel Corp.’s knowledge, ordinary shares of XT Holdings are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd. ("Lynav"), which is controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. As of December 31, 2023, Lynav also holds directly 1.26% of the issued share capital (and 1.27% of the voting rights) of Israel Corp. In addition, Kirby Enterprises Inc., which is to the best of Israel Corp.’s knowledge, indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.75% of the issued share capital and voting rights of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.93% of the issued share capital of Israel Corp. (and approximately 3.97% of the voting rights).
Name of parent entity			Israel Corporation LTD.
Payments for annual management fee			$ 1
Millenium Investments Elad Ltd. (“Millenium”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			44.71%
Percentage of voting rights and issued share capital			43.98%	45.14%
Percentage of issued share capital			43.15%
Mashat (Investments) Ltd. (“Mashat”) [Member] | Minimum [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			84.73%
Mashat (Investments) Ltd. (“Mashat”) [Member] | Maximum [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			15.27%
Lynav Holdings Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights and issued share capital				1.27%
Israel Corp. [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				0.75%
Percentage of constituting voting rights of shares				50.00%
Israel Corp. [Member] | New Framework Transaction [Member]
Disclosure of transactions between related parties [line items]
Liability limit of directors and officers insurance policy	$ 200		$ 200
Amount of liability comprised limit of directors and officers insurance policy	40		40
Additional coverage of liability limit of directors and officers insurance policy	$ 160		$ 160
Israel Corp. [Member] | Mr. Idan [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				3.93%
Percentage of voting rights and issued share capital				3.97%
Energean PLC [Member]
Disclosure of transactions between related parties [line items]
The company share In the end of the year, agreements for supply of natural gas		$ 1,800
Number of natural gas acquire | BCM		13
Period of natural gas acquire		15 years